                        SUPPLEMENT DATED JANUARY 10, 2002
                         TO PROSPECTUSES OF ARMADA FUNDS

      ARMADA FUNDS CLASS A, B AND C SHARES (RETAIL) DATED OCTOBER 1, 2001
          ARMADA FUNDS I SHARES (INSTITUTIONAL) DATED OCTOBER 1, 2001


This supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with the Prospectuses.


Effective January 1, 2002, Armada Funds changed the benchmark index for the Large Cap Ultra Fund and the Large Cap Value Fund to the Russell 1000 Growth Index and the Russell 1000 Value Index, respectively. These indices measure the performance of stocks that are more closely representative of stocks held by the Funds than the Funds' prior benchmark indices.


THE FOLLOWING INFORMATION IS ADDED TO THE PERFORMANCE INFORMATION SECTION ON PAGE 11 OF EACH OF THE RETAIL PROSPECTUS AND INSTITUTIONAL PROSPECTUS:

        ----------------------------------------------------------------------------------
        CLASS A SHARES               1 Year                     Since Inception
        ---------------------------- -------------------------- --------------------------
        Russell 1000 Growth Index(4) -22.42%                    18.15%(2)
        ----------------------------------------------------------------------------------


        ----------------------------------------------------------------------------------
        CLASS B SHARES               1 Year                     Since Inception
        ---------------------------- -------------------------- --------------------------
        Russell 1000 Growth Index(4) -22.42%                    18.15%(2)

        ----------------------------------------------------------------------------------

         (2) Since January 31, 1996.
         (4) The Russell 1000 Growth Index measures the performance of companies in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index measures the performance of the 1000 largest U.S. companies based on market capitalization.

        -------------------------------------------------------------------------------------
        CLASS I SHARES         1 Year               5 Years              Since Inception
        ---------------------- -------------------- -------------------- --------------------
        Russell 1000 Growth
        Index(4)                 -22.42%              18.15%               18.15%(2)
        -------------------------------------------------------------------------------------

         (2) Since December 31, 1995.
         (4) The Russell 1000 Growth Index measures the performance of companies in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index measures the performance of the 1000 largest U.S. companies based on market capitalization.

THE FOLLOWING INFORMATION IS ADDED TO THE PERFORMANCE INFORMATION SECTION ON PAGE 13 OF EACH OF THE RETAIL PROSPECTUS AND INSTITUTIONAL PROSPECTUS:

-------------------------------------------------------------------------------------------------------------
CLASS A SHARES               1 Year                     5 Years                    Since Inception
---------------------------- -------------------------- -------------------------- --------------------------
Russell 1000 Value Index(6)  7.01%                      16.91%                     18.41%(2)
-------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------
CLASS B SHARES               1 Year                     5 Years                    Since Inception
---------------------------- -------------------------- -------------------------- --------------------------
Russell 1000 Value Index(6)  7.01%                      N/A                        9.92%(4)
-------------------------------------------------------------------------------------------------------------

         (2) Since August 31, 1994.
         (4) Since December 31, 1997.
         (6) The Russell 1000 Value Index measures the performance of companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index measures the performance of the 1000 largest U.S. companies based on market capitalization.

-------------------------------------------------------------------------------------------------------------
CLASS I SHARES               1 Year                     5 Years                    Since Inception
---------------------------- -------------------------- -------------------------- --------------------------
Russell 1000 Value Index(4)  7.01%                      16.91%                     18.02%(2)
-------------------------------------------------------------------------------------------------------------

         (2) Since June 30, 1994.
         (4) The Russell 1000 Value Index measures the performance of companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index measures the performance of the 1000 largest U.S. companies based on market capitalization.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.




ARM-SU-002-0700

                        SUPPLEMENT DATED JANUARY 10, 2002
                         TO PROSPECTUSES OF ARMADA FUNDS

      ARMADA FUNDS CLASS A, B AND C SHARES (RETAIL) DATED OCTOBER 1, 2001
          ARMADA FUNDS I SHARES (INSTITUTIONAL) DATED OCTOBER 1, 2001


THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUSES AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES.

Effective January 1, 2002, Armada Funds updated the investment strategies of the Core Equity Fund. The second paragraph of the Core Equity Fund section entitled "PRINCIPAL INVESTMENT STRATEGIES" on page 2 of the respective prospectuses is replaced with the following information:

         The Fund's principal investment strategy is investing in common stocks of U.S. companies with large stock market capitalizations. The Adviser will normally invest between 20% and 50% of its assets in the following three types of equity securities: (1) common stocks that have a forecasted annual earnings-per-share growth of 10% or more, with no losses during the last five years; (2) common stocks with price-to-earnings ratios at least 20% below the average of the companies included in the S&P 500 Composite Stock Price Index; and (3) common stocks that pay dividends at a rate at least 20% above the average of the companies included in the S&P 500 Composite Stock Price Index.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.


ARM-SU-002-0800